Condensed Financial Information of the Parent Company (Tables) - Parent [Member]	6 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Balance Sheet	BALANCE SHEETS
	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
ASSETS
Current assets
Cash and Cash equivalents	1	4
Prepaid expenses and other current assets	25,924	25,641
Inter-company receivable	444,934	440,080
Non-current assets
Investment in subsidiary	(43,653)	(21,292)
Total assets	427,206	444,433

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	2,886	407
Due to related parties	23,728	23,470
Other payables and accrued liabilities	32,794	35,780
Total liabilities	59,408	59,657

Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2024 and As of September 30, 2024, respectively	-	-
Ordinary shares, par value US$0.0001; Authorized: 990,000,000 shares; Issued and outstanding: 392,113,953 shares as of March 31,2024 and 13,567,793 shares as of September 30, 2024	278	18
Additional paid-in capital	573,615	716,939
Accumulated deficit	(208,828)	(336,145)
Accumulated other comprehensive income	2,733	3,964
Total shareholder’s equity	367,798	384,776
Total liabilities and shareholders’ equity	427,206	444,433

Schedule of Comprehensive Loss	STATEMENTS OF COMPREHENSIVE LOSS
	Six months ended September 30,
	2023	2024
	RMB	RMB

Loss from equity method investments	(8,583)	(15,582)
Operating expenses	(1,903)	(111,735)
Net loss	(10,486)	(127,317)
Foreign currency translation difference	342	1,231
Comprehensive loss	(10,144)	(126,086)

Schedule of Cash Flows	STATEMENTS OF CASH FLOWS
	Six months ended September 30,
	2023	2024
	RMB	RMB

CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(10,486)	(127,317)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	8,583	15,582
Share-based compensation and expenses	-	107,975
Prepaid expenses and other current assets	-	283
Inter-company payable (net of inter-company receivable)	(42,455)	(33,090)
Related parties	5,528	(258)
Other payables and accrued liabilities	19,087	2,986
Net cash used in operating activities	(19,743)	(33,839)
Loan received/(paid) from a shareholder	21,528	(2,479)
Proceeds from issuance of ordinary shares	-	35,088
Effect of exchange rate changes on cash and cash equivalent and restricted cash	22	1,233
Net change in cash and cash equivalent	1,807	3
Cash and cash equivalents, beginning of year	2	1
Cash and cash equivalents, end of year	1,809	4